 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6118

Tax Free Reserves Portfolio
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: August 31,
Date of reporting period: August 31, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Schedule of Investments (August 31, 2005)
TAX FREE RESERVES PORTFOLIO

Face Amount	Rating‡	Security	Value

Alabama - 0.4%
$10,000,000	A-1+	Stevenson, AL, Industrial Development Board Environmental Improvement Revenue, Refunding-Mead Corp. Project, Series A, LOC-JPMorgan Chase Bank, 2.450%, 9/7/05 (a)(b)	$10,000,000

Alaska - 0.4%
8,735,000	NR	Alaska State Housing Finance Corp., Certificates, Series 1999-BB, 2.640%, 9/1/05 (a)	8,735,000

Arizona - 2.8%
9,000,000	A-1+	Arizona Health Facilities Authority Revenue, Refunding Banner Health, Series C, FGIC-Insured, 2.310%, 9/7/05 (a)	9,000,000
15,000,000	A-1+	Phoenix Arizona Civic Improvement Corp. Wastewater System Revnue, Refunding Senior Lien, Series A, MBIA-Insured, 2.370%, 9/7/05 (a)	15,000,000
15,910,000	A-1	Pine Ridge Village/Campus Heights LLC Arizona Revenue, Northern Arizona University Projects, FGIC-Insured, 2.370%, 9/7/05 (a)	15,910,000
23,000,000	A-1+	Salt River PimA-Maricopa Indian Community Arizona, LOC-Bank of America NA, 2.500%, 9/1/05 (a)	23,000,000

		Total Arizona	62,910,000

California – 5.3%
9,100,000	A-1+	California HFA Revenue, Series A, SPA-Dexia Credit Local, 2.380%, 9/7/05 (a)(b)	9,100,000
10,000,000	A-1+	California Infrastructure & Economic Development Bank Revenue, J Paul Getty Trust, Series B, 2.250%, 2/2/06 (a)	10,000,000
		California State GO:
3,000,000	F-1+(c)	PA-1274, MBIA-Insured, 2.510%, 9/1/05 (a)	3,000,000
21,670,000	NR	TECP, BPA-Bank of Nova Scotia, KBC Bank, Lloyds Bank, Royal Bank of Scotland, Societe Generale, National Australia Bank, 2.630%, 10/6/05	21,670,000
		California Statewide Communities Development Authority:
8,640,000	A-1+	Multi-Family Revenue Olympus Park Apartments, Series Y, LIQ FAC-Fannie Mae, 2.490%, 9/1/05 (a)(b)	8,640,000
11,000,000	VMIG 1(d)	Multi-Family Revenue, Refunding, Housing, IAC Project, Series W-3, LOC-Wells Fargo Bank NW NA, 2.350%, 9/7/05 (a)	11,000,000
2,895,000	F-1+(c)	Los Angeles, CA, Union School District, PA 1117, FSA-Insured, 2.510%, 9/1/05 (a)	2,895,000
3,765,000	A-1+	Metropolitan Water District of Southern California, Series C-2, SPA-Dexia Credit Local, 2.400%, 9/1/05 (a)	3,765,000
4,100,000	VMIG 1(d)	Oakland, CA, GO, Series 756, FGIC-Insured, 2.470%, 9/1/05 (a)	4,100,000
9,555,000	A-1	Palomar Pomerado Health, Floats, PT-2995, AMBAC-Insured, Credit Enhanced by Merrill Lynch Capital Services, 2.510%, 9/1/05 (a)	9,555,000
1,980,000	F-1+(c)	Poway, CA, University School District GO, PT-1889, MBIA-Insured, 2.510%, 9/1/05 (a)	1,980,000

See Notes to Financial Statements.

32	Tax Free Reserves Portfolio 2005 Annual Report

Schedule of Investments (August 31, 2005) (continued)
Face Amount	Rating‡	Security	Value

California – 5.3% (continued)
$1,305,000	F-1+(c)	San Francisco, CA, City & County Redevelopment Agency Lease Revenue, PT-2249, AMBAC-Insured, 2.510%, 9/1/05 (a)	$1,305,000
18,400,000	A-1+	Santa Clara Valley Transportation Authority, Sales Tax Revenue, Refunding, Series C, AMBAC-Insured, 2.410%, 9/1/05 (a)	18,400,000
3,100,000	A-1	University California Revenue, PA-529, MBIA-Insured, 2.510%, 9/1/05 (a)	3,100,000
11,365,000	A-1+	William S Hart California Union High School District COP, School Facility Bridge Funding Program, FSA-Insured, 2.450%, 9/1/05 (a)	11,365,000

		Total California	119,875,000

Colorado - 0.2%
4,720,000	F-1+(c)	Arapahoe County, CO, Water & Wastewater GO, PT-2714, MBIA-Insured, 2.530%, 9/1/05 (a)	4,720,000

Connecticut – 0.6%
3,240,000	F-1+(c)	Connecticut State GO, PT 1588, FSA-Insured, 2.500%, 9/1/05 (a)	3,240,000
10,780,000	F-1+(c)	State of Connecticut, P-Floats PT 2223, MBIA-Insured, 2.500%, 9/1/05 (a)	10,780,000

		Total Connecticut	14,020,000

Delaware - 0.0%
570,000	A-1	Delaware State Economic Development Authority Revenue, Hospital Billing Collection, Series C, AMBAC-Insured, 2.320%, 9/7/05 (a)	570,000

District of Columbia - 1.4%
		District of Columbia Revenue:
2,610,000	A-1+	American Psychological Association, LOC-Bank of America NA, 2.550%, 9/1/05 (a)	2,610,000
19,000,000	VMIG 1(d)	Georgetown Day School Issue, LOC-Suntrust Bank, 2.360%, 9/7/05 (a)	19,000,000
10,000,000	VMIG 1(d)	Sidwell Friends School, 2.360%, 9/7/05 (a)	10,000,000

		Total District of Columbia	31,610,000

Florida - 2.9%
1,995,000	VMIG 1(d)	Alachua County Health Facilities Authority, Oak Hammock University Project, Series A, BNP Paribas, 2.320%, 9/1/05 (a)	1,995,000
8,925,000	A-1+	Capital Trust Agency, FL, Aero Miami Fx Project Air Cargo, 2.550%, 9/1/05 (a)(b)	8,925,000
2,340,000	VMIG 1(d)	Collier County, FL, School Board COP, PT-1493, FSA-Insured, 2.520%, 9/1/05 (a)	2,340,000

8,140,000	F-1+(c)	Florida State Board of Education, Lottery Revenue, P-Floats, Series PT-2036, MBIA-Insured, SPA-Merrill Lynch Capital Services, Guarantee Agreement-Merrill Lynch & Co., 2.520%, 9/1/05 (a)	8,140,000
7,000,000	VMIG 1(d)	Hillsborough County, FL, School Board COP, Series E, 2.640%, 9/1/05 (a)	7,000,000
3,500,000	VMIG 1(d)	Jacksonville Housing Finance Authority, Housing, Brookwood Forest Apartments, LOC-JP Morgan Chase Bank, 2.400%, 9/7/05 (a)	3,500,000
6,700,000	VMIG 1(d)	Manatee County, FL, Housing Finance Authority Multi Family Revenue, Housing Village at Cortez Apartments, Series A, LOC-Bank of America NA, 2.550%, 9/1/05 (a)(b)	6,700,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2005 Annual Report	33

Schedule of Investments (August 31, 2005) (continued)
Face Amount	Rating‡	Security	Value

Florida - 2.9% (continued)
$13,700,000	A-1+	Orlando & Orange County, FL, Expressway Authority Revenue, Sub-Series B-2, AMBAC-Insured, SPA-Wachovia Bank NA, 2.490%, 9/1/05 (a)	$13,700,000
13,095,000	VMIG 1(d)	Tampa, FL, Occupational License Tax, Refunding, Series C, FGIC-Insured, SPA-FGIC-SPI, 2.320%, 9/7/05 (a)	13,095,000

		Total Florida	65,395,000

Georgia - 8.3%
		Atlanta, GA, Airport Revenue, Refunding-General Series:
7,500,000	A-1+	RF-B-3, MBIA-Insured, 2.500%, 9/1/05 (a)	7,500,000
15,000,000	A-1+	RF-C-1, MBIA-Insured, 2.500%, 9/1/05 (a)	15,000,000
13,800,000	A-1+	RF-C-3, MBIA-Insured, 2.490%, 9/1/05 (a)	13,800,000
6,000,000	A-1+	Atlanta, GA, Water & Wastewater Revenue, MBIA-Insured, 2.410%, 9/7/05 (a)	6,000,000
5,000,000	VMIG 1(d)	Forsyth County, GA, Development Authority Revenue, Pinecrest Academy, Inc. Project, LOC-Suntrust Bank, 2.490%, 9/7/05 (a)	5,000,000
		Fulton County, GA, Development Authority Revenue:
18,000,000	VMIG 1(d)	Shepherd Center Inc. Project, 2.360%, 9/7/05 (a)	18,000,000
10,000,000	VMIG 1(d)	Westminster Schools Inc. Project, LOC-Suntrust Bank, 2.360%, 9/7/05 (a)	10,000,000
2,000,000	NR	Woodward Academy Inc. Project, 2.490%, 9/7/05 (a)	2,000,000
12,470,000	VMIG 1(d)	Woodward Academy, Inc. Project, LOC-Suntrust Bank, 2.360%, 9/7/05 (a)	12,470,000
		Gwinnett County, GA:
10,000,000	VMIG 1(d)	Development Authority Revenue, Greater Atlanta Christian School, LOC-Suntrust Bank, 2.360%, 9/7/05 (a)	10,000,000
10,000,000	A-1+	Hospital Authority Revenue, Anticipation Certificate, Gwinnett Hospital System Inc. Project, 2.360%, 9/7/05 (a)	10,000,000
2,920,000	VMIG 1(d)	Liberty County, GA, Industrial Authority, Refunding, Millennium Realty Project, LOC-SunTrust Bank, 2.460%, 9/7/05 (a)	2,920,000
25,005,000	A-1+	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue, Series B, LOC-Bayerische Landesbank, LOC-West-deutsche Landesbank, 2.320%, 9/7/05 (a)	25,005,000
50,000,000	A-1+	Private Colleges & Universities Authority, Georgia Revenue, Emory University, Series B-3, 2.480%, 9/1/05 (a)	50,000,000

		Total Georgia	187,695,000

Idaho - 0.4%
8,650,000	VMIG 1(d)	Idaho Housing & Finance Association Single Mortgage Revenue, Series B, Class I, SPA-Lloyds TSB Bank PLC, 2.830%, 2/1/06 (a)(b)	8,650,000

Illinois - 7.6%
		ABN-Amro Munitops Certificates Trust:
6,000,000	VMIG 1(d)	1998-2003, FGIC-Insured, 2.420%, 9/7/05 (a)	6,000,000
15,000,000	VMIG 1(d)	2002-2004, FSA-Insured, 2.410%, 9/7/05 (a)	15,000,000
29,996,000	VMIG 1(d)	Chicago, IL, GO, Certificates, Series ZC-1, FGIC-Insured, 2.740%, 9/1/05 (a)	29,996,000
12,000,000	A-1+	Chicago, IL, Multifamily Housing Revenue, Central Station Project, Series A, LIQ FAC-Fannie Mae, 2.540%, 9/1/05 (a)	12,000,000

See Notes to Financial Statements.

34	Tax Free Reserves Portfolio 2005 Annual Report

Schedule of Investments (August 31, 2005) (continued)
Face Amount	Rating‡	Security	Value

Illinois - 7.6% (continued)
		Chicago, IL, Ohare International Airport Revenue:
$17,150,000	A-1	PT-1002, 2.570%, 9/1/05 (a)(b)	$17,150,000
1,330,000	F-1+(c)	PT-98, 2.570%, 9/1/05 (a)(b)	1,330,000
9,535,000	A-1	Du Page County, IL, Revenue, Benet Academy Capital Building Project, LOC-Lasalle Bank NA, 2.510%, 9/1/05 (a)	9,535,000
		Illinois Finance Authority:
15,000,000	A-1+	North Park University Project, LOC-JP Morgan Chase Bank, 2.400%, 9/7/05 (a)	15,000,000
10,000,000	A-1+	Revenue, Northwestern University, Subseries B, 2.360%, 9/7/05 (a)	10,000,000
		Illinois Health Facilities Authority:
13,900,000	A-1+	Silver Cross Hospital And Medical, Class A, LOC-Fifth Third Bank, 2.350%, 9/7/05 (a)	13,900,000
2,000,000	A-1	Swedish Covenant Hospital, Series B, LOC-LaSalle Bank, 2.360%, 9/7/05 (a)	2,000,000
		Illinois Housing Development Authority Revenue:
1,000,000	A-1+	Danbury Court Apartment-Phase II-B, LOC-Federal Home Loan Bank, 2.570%, 9/1/05 (a)	1,000,000
7,000,000	A-1+	Homeowner Mortgage, Series C-3, SPA, Federal Home Loan Bank, 2.550%, 9/7/05 (a)	7,000,000
10,315,000	A-1	Illinois State GO, Series 534, FGIC-Insured, 2.520%, 9/1/05 (a)	10,315,000
5,895,000	F-1+(c)	Northern Illinios University, P-Floats, PT-2640, FGIC-Insured, Credit Enhanced by Merrill Lynch Capital Services, 2.530%, 9/1/05 (a)	5,895,000
3,500,000	A-1	Upper Illinois River Valley Development Authority Industrial Development Revenue, Streator Industrial Handling Project, LOC-Lasalle Bank NA, 2.570%, 9/1/05 (a)	3,500,000
12,995,000	F-1+(c)	Will County, IL, Forest Preservation District, P-Floats, PT-2907, MBIA-Insured, SPA-Merrill Lynch Capital Services, 2.530%, 9/1/05 (a)	12,995,000

		Total Illinois	172,616,000

Indiana - 1.0%
22,000,000	A-1+	Indiana State Development Finance Authority, PSI Energy, Inc. Project, Series A, 2.400%, 9/7/05 (a)(b)	22,000,000

Kansas - 0.3%
5,880,000	A-1+	Kansas State Department of Transportation, KS, Transportation Highway Revenue, Series C-1, 1.310%, 9/1/05 (a)	5,880,000

Kentucky - 0.5%
11,330,000	A-1+	Kentucky Housing Corp. Housing Revenue, Series B, SPA-BNP Paribas, 2.400%, 9/7/05 (a)(b)	11,330,000

Louisiana - 0.7%
3,400,000	P-1(d)	Calcasieu Parish, Inc. Louisiana Industrial Development Board Revenue, Refunding-Hydroserve Westlake, LOC-Chase Manhattan Bank, 2.470%, 9/7/05 (a)(b)	3,400,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2005 Annual Report	35

Schedule of Investments (August 31, 2005) (continued)
Face Amount	Rating‡	Security	Value

Louisiana - 0.7% (continued)
$6,250,000	A-1	Louisiana Public Facilities Authority Revenue, Air Products & Chemicals Project, 2.430%, 9/7/05 (a)	$6,250,000
6,000,000	NR	Plaquemines, LA, Port Harbor & Terminal District Port Facilities Revenue, Chevron Pipe Line Co., 1.600%, 9/1/05 (a)	6,000,000

		Total Louisiana	15,650,000

Maine - 0.3%
2,250,000	A-1	Maine Health & Higher Educational Facilities Authority Revenue, Series B, AMBAC-Insured, 2.350%, 9/7/05 (a)	2,250,000
5,540,000	A-1+	Maine State Housing Authority Mortgage Purchase, Series 170z, LIQ FAC-JPMorgan Chase & Co., 2.560%, 9/1/05 (a)	5,540,000

		Total Maine	7,790,000

Maryland - 0.4%
10,000,000	VMIG 1(d)	Maryland State Community Development Administration Department of Housing & Community Development, Residential Series I, SPA-Lloyds TSB Bank PLC, 2.490%, 9/1/05 (a)(b)	10,000,000

Massachusetts - 4.9%
12,663,000	MIG 1(d)	Andover, MA, BAN, 3.500%, 12/9/05	12,690,339
9,400,000	A-1+	Massachusetts HEFA Revenue, Williams College I Remarket, 2.440%, 9/1/05 (a)	9,400,000
		Massachusetts State DFA:
10,000,000	A-1	Brooksby Village, Inc. Project, 2.480%, 9/1/05 (a)	10,000,000
8,000,000	VMIG 1(d)	MFH, Housing-Archstone Readstone, Series A, 2.400%, 9/7/05 (a)	8,000,000
		Massachusetts State GO:
4,680,000	A-1	PT 2226, MBIA-Insured, 2.510%, 9/1/05 (a)	4,680,000
21,000,000	A-1+	Series 302, MBIA-Insured, 2.510%, 9/1/05 (a)	21,000,000
6,445,000	A-1	Series 340, MBIA-Insured, 2.510%, 9/1/05 (a)	6,445,000
		Massachusetts State HEFA:
25,000,000	A-1+	Harvard University, Series B, 2.300%, 9/1/05 (a)	25,000,000
2,200,000	A-1+	Revenue, Refunding, Harvard University Project, Series R, 2.300%, 9/1/05 (a)	2,200,000
1,810,000	A-1+	Massachusetts State Industrial Finance Agency Revenue, Goddard House, Series 1995, LOC-Fleet Bank, 2.530%, 9/1/05 (a)	1,810,000
8,600,000	A-1	Massachusetts State Water Reserves, PT-2175, MBIA-Insured,2.510%, 9/1/05 (a)	8,600,000
1,400,000	F-1+(c)	University of Massachusetts Building Authority Facilities Revenue, PT 2242, MBIA-Insured, 2.510%, 9/1/05 (a)	1,400,000

		Total Massachusetts	111,225,339

Michigan - 4.6%
1,745,000	A-1+	Detroit, MI,City School District GO, Series 388, FGIC-Insured, 2.530%, 9/1/05 (a)	1,745,000
7,485,000	A-1	Ecorse, MI, Public School District, P Floats Pt-2680, FSA/Q-BSLF-Insured, Credit Enhanced by Merrill Lynch Capital Services, 2.520%, 9/1/05 (a)	7,485,000

See Notes to Financial Statements.

36	Tax Free Reserves Portfolio 2005 Annual Report

Schedule of Investments (August 31, 2005) (continued)
Face Amount	Rating‡	Security	Value

Michigan - 4.6% (continued)
$12,500,000	SP-1+	Michigan Municipal Bond Authority Revenue, Detroit School District, Series A, 3.750%, 3/21/06	$12,580,483
		Michigan State:
14,000,000	A-1+	Grant Anticipation Notes, Series D, FSA-Insured, 2.360%, 9/7/05 (a)	14,000,000
10,000,000	SP1-+	Series A, 3.500%, 9/30/05	10,008,200
6,920,000	F-1+(c)	Michigan State Building Authority, P-Floats PT-2807, AMBAC-Insured, SPA-Merrill Lynch Capital Services, 2.520%, 9/1/05 (a)	6,920,000
16,500,000	A-1+	Michigan State Hospital Finance Authority, MI, Ascension B-1, 2.310%, 9/7/05 (a)	16,500,000
27,550,000	A-1+	University of Michigan, Hospital, Series B, 2.490%, 9/1/05 (a)	27,550,000
7,140,000	A-1+	University of Michigan, University Revenues, Medical Services Plan, Series A, 2.320%, 9/7/05 (a)	7,140,000

		Total Michigan	103,928,683

Minnesota - 1.7%
17,000,000	A-1+	Minneapolis City, MN, Health Care System Revenue, Refunding Fairview Health Services, Series B, AMBAC-Insured, 2.350%, 9/7/05 (a)	17,000,000
15,505,000	VMIG 1(d)	Minnesota HEFA Revenue, MN, Carleton College, Series Six D, SPA-Wells Fargo Bank, 2.420%, 9/1/05 (a)	15,505,000
5,000,000	VMIG 1(d)	Minnetonka, MN, Multifamily Housing Revenue, Refunding-Minnetonka Hills Apartments, LIQ FAC-Fannie Mae, 2.490%, 9/1/05 (a)	5,000,000

		Total Minnesota	37,505,000

Montana - 0.6%
3,700,000	A-1+	Montana Facility Finance Authority Revenue, Sisters Charity Health System, 2.380%, 9/7/05 (a)	3,700,000
9,250,000	VMIG 1(d)	Montana State Board, Municipal Finance Consolidated Intercap, 2.600%, 3/1/29 (a)	9,250,000

		Total Montana	12,950,000

Nebraska - 1.0%
8,400,000	NR	Nebraska Public Power District, Series A, 2.500%, 10/6/05 (a)	8,400,000
		Omaha Public Power District:
10,000,000	NR	2.500%, 10/6/05	10,000,000
5,000,000	NR	2.700%, 10/12/05	5,000,000

		Total Nebraska	23,400,000

Nevada - 0.6%
3,400,000	NR	Clark County, NV, 2.700%, 11/17/05	3,400,000
10,000,000	VMIG 1(d)	Nevada Municipal Bond Bank, Munitop, MBIA-Insured, PART, 2.400%, 9/7/05 (a)	10,000,000

		Total Nevada	13,400,000

New Hampshire - 0.8%
16,900,000	MIG 1(d)	Rockingham County, NH, TAN, 4.000%, 12/30/05	16,979,618

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2005 Annual Report	37

Schedule of Investments (August 31, 2005) (continued)
Face Amount	Rating‡	Security	Value

New Jersey - 2.7%
$7,640,000	SP-1+	Jersey City, NJ, GO, Promissory Notes, Series A, 3.250%, 2/24/06	$7,668,740
1,080,000	F-1+(c)	Lacey Municipal Utilities Authority New Jersey Water Revenue, PT-865, FGIC-Insured, 2.520%, 9/1/05 (a)	1,080,000
6,035,000	F-1+(c)	Moorestown Township, NJ School District, P-Floats PT-2777, MBIA-Insured, SPA-Merrill Lynch Capital Services, 2.520%, 9/1/05 (a)	6,035,000
		New Jersey Health Care Facilities Financing Authority Revenue:
1,595,000	F-1+(c)	PA-1106, MBIA-Insured, 2.520%, 9/1/05 (a)	1,595,000
5,000,000	F-1+(c)	Series 961, FGIC-Insured, 2.510%, 9/1/05 (a)	5,000,000
25,275,000	A-1+	New Jersey State, Refunding C-1, West Building Bond Purchase Agreement, FSA-Insured, 2.320%, 9/7/05 (a)	25,275,000
4,968,500	F-1+(c)	New Jersey Transportation Trust Fund Authority, Floaters, Series 941D, FSA-CR-Insured, Credit Enhanced by Morgan Stanley, 2.510%, 9/1/05 (a)	4,968,500
9,340,000	MIG 1(d)	Trenton, NJ, GO, BAN, 3.250%, 12/16/05	9,365,171

		Total New Jersey	60,987,411

New Mexico - 1.1%
25,000,000	MIG 1(d)	Bernalillo County, NM, TRAN, 3.500%, 12/13/05	25,095,997

New York - 8.6%
32,100,000	NR	Long Island Power Authority of New York, Electric System Revenue, 2.500%, 9/22/05 (a)	32,100,000
		Metropolitan Transportation Authority of New York Revenue:
29,100,000	A-1+	Dedicated Tax, Series B, FSA-Insured, 2.450%, 9/1/05 (a)	29,100,000
12,000,000	NR	LOC-ABN-Amro Bank N.V. TECP, 2.400%, 9/1/05	12,000,000
1,525,000	A-1+	New York City Housing Development Corp. Multifamily Rent Housing Revenue, 100 Jane Street Development, Series A, FNMA-Insured, 2.380%, 9/7/05 (a)(b)	1,525,000
4,765,000	A-1+	New York City, NY, Subordinated Series A-9, LOC-JPMorgan Chase Bank, 2.410%, 9/7/05 (a)	4,765,000
		New York City, NY, HDC:
10,000,000	A-1+	Lyric Development Series A, FNMA-Collateralized, 2.380%, 9/7/05 (a)(b)	10,000,000
18,750,000	A-1+	Related Monterey, Series A, FNMA-Collateralized, 2.330%, 9/7/05 (a)	18,750,000
		New York City, NY, Housing Development Corp.:
11,400,000	A-1	MFH Revenue, Peter Cintron Apartments, Series C, LOC-KeyBank NA, 2.380%, 9/7/05 (a)(b)	11,400,000
		Multifamily Revenue:
5,000,000	A-1+	Morris Avenue Apartments, Series A, HSBC Bank USA, 2.370%, 9/7/05 (a)(b)	5,000,000
5,000,000	A-1+	West 48th Street Development, Series A, Credit Enhanced by Federal National Mortgage Association, 2.380%, 9/7/05 (a)(b)	5,000,000
3,535,000	A-1+	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F, Subordinated Series F-1, SPA-Dexia Credit Local, 2.440%, 9/1/05 (a)	3,535,000

See Notes to Financial Statements.

38	Tax Free Reserves Portfolio 2005 Annual Report

Schedule of Investments (August 31, 2005) (continued)
Face Amount	Rating‡	Security	Value

New York - 8.6% (continued)
$1,000,000	F-1+(c)	New York City, NY, Tansitional Finance Authority, PT-1839, MBIA-Insured, 2.520%, 9/1/05 (a)	$1,000,000
		New York City, NY, Transitional Finance Authority:
6,355,000	A-1+	NYC Recovery, Series 1, Subordinated Series 1E, Credit Enhanced by Bayerische Landesbanken, 2.310%, 9/7/05 (a)	6,355,000
9,600,000	A-1+	Subordinated Series 2-D, LIQ-Lloyds TSB Bank, 2.300%, 9/7/05 (a)	9,600,000
1,000,000	A-1	New York State Dormitory Authority Revenue, PA 784 R, MBIA-Insured, 2.520%, 9/1/05 (a)	1,000,000
5,100,000	VMIG 1(d)	New York State HFA Revenue, Avalon Chrystie Place I, Series A, LOC-Fleet National Bank, 2.380%, 9/7/05 (a)	5,100,000
5,100,000	VMIG 1(d)	New York State Housing Finance Agency Revenue, East 39th Street Housing, Series A, Remarketed 11/1/01, Credit Enhanced by Federal National Mortgage Association, 2.400%, 9/7/05 (a)(b)	5,100,000
2,000,000	A-1+	New York State Local Government Assistance Corp., Series B, LOC-Bank of Nova Scotia, 2.280%, 9/7/05 (a)	2,000,000
1,495,000	F-1+(c)	New York State Throughway Authority State Personal Income Tax Revenue, PT-1922, MBIA-Insured, 2.520%, 9/1/05 (a)	1,495,000
		New York State Urban Development Corp.:
10,895,000	F-1+(c)	P Floats, Pt-2801, FSA-Insured, SPA-Merrill Lynch Capital Services, 2.520%, 9/1/05 (a)	10,895,000
1,260,000	A-1	Revenue, PT-1669, FGIC-Insured, 2.520%, 9/1/05 (a)	1,260,000
		Triborough Bridge & Tunnel Authority:
16,200,000	A-1+	New York Revenue, General Series A, SPA-Dexia Credit Local, 2.320%, 9/7/05 (a)	16,200,000
500,000	A-1+	Revenue, Refunding Series F, SPA-ABN Amro Bank NV, 2.450%, 9/1/05 (a)	500,000

		Total New York	193,680,000

North Carolina - 1.9%
6,750,000	A-1+	New Hanover County, NC, GO, SPA-Wachvia Bank, 2.550%, 9/1/05 (a)	6,750,000
35,700,000	A-1+	North Carolina Medical Care Commission Hospital Revenue, Duke University Hospital, Series B, SPA-Wachovia Bank NA, 2.550%, 9/1/05 (a)	35,700,000

		Total North Carolina	42,450,000

Ohio - 4.8%
15,000,000	VMIG 1(d)	Akron Bath Copley Ohio Joint Township Hospital District, Hospital Facilities-Health Systems, Series B, LOC-Bank One NA, 2.530%, 9/1/05 (a)	15,000,000
3,825,000	A-1+	Cincinnati, OH, City School District GO, Series 315, FSA-Insured, 2.530%, 9/1/05 (a)	3,825,000
17,920,000	VMIG 1(d)	Cleveland Cuyahoga County, OH, Port Authority Revenue, 96th Research Building Project, 2.400%, 9/7/05 (a)	17,920,000
5,000,000	A-1+	Cleveland, OH, Waterworks Revenue, Refunding Series M, FSA-Insured, 2.480%, 9/1/05 (a)	5,000,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2005 Annual Report	39

Schedule of Investments (August 31, 2005) (continued)
Face Amount	Rating‡	Security	Value

Ohio - 4.8% (continued)
		Franklin County, OH, Hospital Revenue, Childrens Hospital:
$20,465,000	VMIG 1(d)	AMBAC-Insured, 2.500%, 9/1/05 (a)	$20,465,000
20,000,000	VMIG 1(d)	Project, AMBAC-Insured, 2.500%, 9/1/05 (a)	20,000,000
9,000,000	A-1+	Ohio State Air Quality Development Authority Revenue, Akron Steel, Series A, LOC-ABN AMRO Bank NV, 2.500%, 9/7/05 (a)(b)	9,000,000
8,000,000	A-1+	Ohio State GO, Common Schools, Series A, 2.360%, 9/7/05 (a)	8,000,000
9,950,000	A-1+	University Toledo OH General Receipts Bonds, FGIC-Insured, 2.320%, 9/1/05 (a)	9,950,000

		Total Ohio	109,160,000

Oklahoma - 0.5%
12,000,000	A-1+	Oklahoma State Student Loan Authority Revenue, Student Loan Bonds & Notes, Series A, MBIA-Insured, 2.390%, 9/7/05 (a)(b)	12,000,000

Oregon - 0.3%
6,000,000	A-1+	Oregon State, Veterans Welfare, Series 83, SPA-Dexia Credit Local, 2.360%, 9/7/05 (a)	6,000,000

Pennsylvania - 4.7%
4,965,000	VMIG 1(d)	ABN-Amro Munitops Certificates Trust, 2001-2030, MBIA-Insured, 2.410%, 9/7/05 (a)	4,965,000
15,000,000	VMIG 1(d)	Montgomery County, PA, Industrial Development Authority Pollution Control Revenue, Refunding Peco-A-Remarketed, 2.330%, 9/7/05 (a)	15,000,000
		Pennsylvania Housing Finance Agency:
4,665,000	A-1+	Series 88-B, SPA-Dexia Credit Local, 2.370%, 9/7/05 (a)	4,665,000
29,925,000	A-1+	Single Family Mortgage, Series 82B, SPA-Landesbank Hessen, 2.370%, 9/7/05 (a)(b)	29,925,000
1,750,000	AA	Pennsylvania State, Refunding and Projects, First Series, 6.000%, 2/1/06	1,773,756
6,745,000	A-1	Pennsylvania State GO, PA 895, FGIC-Insured, 2.520%, 9/1/05 (a)	6,745,000
4,995,000	A-1+	Pennsylvania State Turnpike Community Oil Franchise Tax Revenue, Series 366, MBIA-Insured, 2.530%, 9/1/05 (a)	4,995,000
7,285,000	A-1	Philadelphia, PA, School District, P Floats, PT-2814, AMBAC-Insured, State Aid Withholding, SPA-Merrill Lynch Capital Services, 2.530% 9/1/05 (a)	7,285,000
5,300,000	A-1+	Philadelphia, PA, Gas Works Revenue, Fifth Series A2, LOC-JPMorgan Chase Bank, LOC-Bank of Nova Scotia, 2.500%, 9/1/05 (a)	5,300,000
25,000,000	A-1+	Saint Mary Hospital Authority Bucks County, Catholic Health, Series C, 2.370%, 9/7/05 (a)	25,000,000

		Total Pennsylvania	105,653,756

Puerto Rico - 1.5%
11,945,000	A-1	MSTC, Series 2000-102 Certificate, Class A, AMBAC-Insured, 2.310%, 9/7/05 (a)(f)	11,945,000
1,000,000	A-1	Puerto Rico Commonwealth GO, PA 620, MBIA Insured, 2.490%, 9/8/05 (a)	1,000,000

See Notes to Financial Statements.

40	Tax Free Reserves Portfolio 2005 Annual Report

Schedule of Investments (August 31, 2005) (continued)
Face Amount	Rating‡	Security	Value

Puerto Rico - 1.5% (continued)
$1,400,000	A-1	Puerto Rico Municipal Finance Agency, PA-638, FSA-Insured, 2.490%, 9/1/05 (a)	$1,400,000
20,000,000	A-1+	Puerto Rico, Electric Power Authority Revenue, Municipal Securities Trust Recipients, Series SGA 43, MBIA-Insured, SPA-Societe Generale, 2.310%, 9/7/05 (a)	20,000,000

		Total Puerto Rico	34,345,000

Rhode Island - 0.4%
		Rhode Island State Health & Educational Building Corp. Revenue:
8,935,000	A-1+	Higher Education Facilities Brown, Series B, 2.440%, 9/1/05 (a)	8,935,000
1,000,000	A-1+	Hospital Financing, Care New England Financing, Series A, LOC-Fleet National Bank, 2.330%, 9/1/05 (a)	1,000,000

		Total Rhode Island	9,935,000

South Carolina - 4.8%
6,000,000	A-1+	Charleston, SC, Waterworks & Sewer Revenue, Refunding & Capital Improvement, Series A, SPA-Bank of America NA, 2.520%, 9/1/05 (a)	6,000,000
22,700,000	A-1+	Oconee County, SC, Pollution Control Revenue, Refunding-Facilities Duke, Remarketed 11/03/03, LOC-Suntrust Bank, 2.490%, 9/1/05 (a)	22,700,000
9,400,000	F-1+(c)	South Carolina Educational Facilities Authority for Private Non Profit Institutions, Columbia College Project, LOC- Bank of America NA, 2.550%, 9/1/05 (a)	9,400,000
45,710,000	A-1+	South Carolina Jobs Economic Development Authority\ Hospital Facilities Revenue, Sisters Charity Providence Hospital, LOC-Wachovia Bank NA, 2.530%, 9/1/05 (a)	45,710,000
7,360,000	VMIG 1(d)	South Carolina Jobs-Economic Development Authority\Revenue, Executive Kitchens Inc. Project, LOC-Suntrust Bank, 2.410%, 9/7/05 (a)(b)	7,360,000
9,000,000	VMIG 1(d)	South Carolina Port Authority Munitop, 1998-2007, FSA-Insured, 2.480%, 9/7/05 (a)(b)(e)	9,000,000
		South Carolina Transportation Infrastructure Bank Revenue:
5,000,000	F-1+(c)	Floaters, Series 892, AMBAC-Insured, Credit Enhanced by Morgan Stanley, 2.520%, 9/1/05 (a)	5,000,000
2,485,000	A-1	Series 316, AMBAC-Insured, 2.530%, 9/1/05 (a)	2,485,000

		Total South Carolina	107,655,000

Tennessee - 4.1%
1,500,000	VMIG 1(d)	Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Tennesse Municipal Bond Fund, LOC, Bank of America NA, 2.330%, 9/1/05 (a)	1,500,000
29,400,000	VMIG 1(d)	Greeneville, TN, Health & Educational Facilities Board Revenue, Refunding & Improvement Laughlin Memorial, LOC-Suntrust Bank, 2.360%, 9/7/05 (a)	29,400,000
		Memphis, TN, Electric Systems Revenue:
13,910,000	A-1+	Series 378, MBIA-Insured, 2.530%, 9/1/05 (a)	13,910,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2005 Annual Report	41

Schedule of Investments (August 31, 2005) (continued)
Face Amount	Rating‡	Security	Value

Tennessee - 4.1% (continued)
$9,250,000	VMIG 1(d)	Series 879, MBIA-Insured, 2.520%, 9/1/05 (a)	$9,250,000
5,495,000	VMIG 1(d)	Series 880, MBIA-Insured, 2.520%, 9/1/05 (a)	5,495,000
15,000,000	VMIG 1(d)	Metropolitan Government Nashville & Davidson County, TN Health & Educational Facilities Board Revenue, Educational Facilities, Belmont University Project, LOC-Suntrust Bank, 2.350%, 9/7/05 (a)	15,000,000
4,500,000	VMIG 1(d)	Montgomery County, TN, Public Building Authority, Pooled Financing, Tennessee County Loan Pool, 2.330%, 9/1/05 (a)	4,500,000
4,250,000	VMIG 1(d)	Morristown, TN, Industrial Development Board Revenue, Industrial Automotive Products, LOC-Landesbank Baden, 2.590%, 9/7/05 (a)(b)	4,250,000
1,060,000	VMIG 1(d)	Sevier County, TN, Public Building Authority, Local Government Public Improvement, Series II F-2, AMBAC-Insured, 2.510%, 9/1/05 (a)	1,060,000
8,125,000	NR	Tennessee State GO, Series A, TECP, 2.680%, 9/13/05	8,125,000

		Total Tennessee	92,490,000

Texas - 11.9%
8,590,000	VMIG 1(d)	ABN-Amro Munitops Certificates Trust, 2003-2025, AMBAC-Insured, 2.420%, 9/7/05 (a)	8,590,000
5,285,000	A-1+	Austin, TX, Water & Wastewater System Revenue, FSA-Insured, 2.470%, 9/1/05 (a)	5,285,000
12,250,000	VMIG 1(d)	Brazos River Authority Texas Pollution Control Revenue, Refunding TXU-A-Remarketed 1/3/05, LOC-Wachovia Bank NA, 2.450%, 9/7/05 (a)(b)	12,250,000
25,000,000	A-1	Capital Area Cultural Education Facilities Finance Corp. Texas Revenue, Roman Catholic Diocese, 2.480%, 9/1/05 (a)	25,000,000
7,590,000	F-1+(c)	Frisco, TX, P Floats, Series Pt-2832, MBIA-Insured, Credit Enhanced by Merrill Lynch Capital Services, 2.530%, 9/8/05 (a)	7,590,000
		Gulf Coast Waste Disposal Authority Texas:
11,400,000	A-1	Environmental Facilities Revenue, Air Products Project, 2.430%, 9/7/05 (a)(b)	11,400,000
4,300,000	A-1+	Pollution Control Revenue, AMOCO Oil Co. Project, 2.440%, 9/1/05 (a)(b)	4,300,000
25,000,000	SP-1+	Harris County, TX, GO, TAN, 3.750%, 2/28/06	25,126,863
4,000,000	VMIG 1(d)	Houston, TX, Improvement School District, GO,
		Munitops Series 2000-2011, PSFG PART, 2.470%, 9/7/05 (a)	4,000,000
28,000,000	A-1+	Katy, TX Independent School District, School Building, Series C, 2.500%, 9/1/05 (a)	28,000,000
5,590,000	F-1+(c)	McKinney, TX, P-Floats PT-2722, 2.530%, 9/1/05 (a)	5,590,000
15,700,000	A-1+	North Texas Throughway Authority Dallas North Throughway System Revenue, Series B, FSA-Insured, 2.380%, 9/7/05 (a)	15,700,000
7,310,000	A-1	Nueces River Authority, Water Supply Revenue, Pt-2821, FSA-Insured, SPA-Merrill Lynch Capital Services, 2.530%, 9/1/05 (a)	7,310,000
2,850,000	A-1+	Port of Port Arthur, TX, Navigation District, Multi Mode, Refunding, Atofina Project, Series C, Guarantee Agreement-Toal Fina Elf SA, 2.380%, 9/7/05 (a)	2,850,000

See Notes to Financial Statements.

42	Tax Free Reserves Portfolio 2005 Annual Report

Schedule of Investments (August 31, 2005) (continued)
Face Amount	Rating‡	Security	Value

Texas - 11.9% (continued)
$830,000	A-1+	Tarrant County, TX, Health Facilities Development Corp. Revenue, Adventist/Sunbelt, Series A, LOC-Suntrust Bank, 2.490%, 9/1/05 (a) Texas State:	$830,000
64,000,000	SP-1+	TRAN, 4.500%, 8/31/06	64,929,280
10,285,000	A-1+	Veterans Land, SPA-Depfa Bank PLC, 2.320%, 9/7/05 (a)(b)	10,285,000
11,000,000	A-1+	Texas State GO, Veterans Housing Assistance, Series II-B, 2.410%, 9/7/05 (a)(b)	11,000,000
20,000,000	A-1+	Weatherford, TX, ISD, Series A, PSF-GTD-Insured, SPA-Depfa Bank PLC, 2.900%, 8/1/06 (a)	20,000,000

		Total Texas	270,036,143

Virginia - 0.8%
4,955,000	A-1	Virginia College Building Authority, VA Educational Facilities Revenue, Series 134, FSA-Insured, 2.530%, 9/1/05 (a)	4,955,000
14,000,000	A-1+	Virginia Housing Authority Development Authortiy, Rental Housing, Subseries F, 2.800%, 9/1/05 (a)(b)	14,000,000

		Total Virginia	18,955,000

Washington - 1.5%
5,000,000	VMIG 1(d)	ABN-Amro Munitops Certificates Trust, 1999-2012, MBIA-Insured, 2.420%, 9/7/05 (a)	5,000,000
8,320,000	F-1+(c)	Central Puget Sound Regional Transportation Authority, WA, P-Floats PT-2916, AMBAC-Insured, 2.530%, 9/1/05 (a)	8,320,000
2,600,000	F-1+(c)	Everett, WA, GO, LOC-Bank of America NA, 2.550%, 9/1/05 (a)	2,600,000
8,500,000	A-1+	Port of Seattle, WA, Revenue, Subordinated Lien, LOC-Fortis Bank NV, 2.420%, 9/7/05 (a)	8,500,000
3,300,000	F-1+(c)	Washington State GO, Series 438Z, MBIA-Insured, 2.530%, 9/1/05 (a)	3,300,000
5,250,000	VMIG 1(d)	Washington State Housing Finance Community Multifamily Housing Revenue, Vintage Everett Living, Series A, LIQ FAC-Fannie Mae, 2.570%, 9/1/05 (a)(b)	5,250,000

		Total Washington	32,970,000

Wisconsin - 2.7%
5,945,000	F-1+(c)	D C Everest, WI, Area School District, GO, P Floats Pt-2772, FSA-Insured, SPA-Merrill Lynch Capital Services, 2.530%, 9/1/05 (a)	5,945,000
1,000,000	VMIG 1(d)	Milwaukee, WI, Redevelopment Authority Multfamily Revenue, Refunding Housing BLATZ Apartments Project, Sereis A, LIQ FAC-Fannie Mae, 2.490%, 9/1/05 (a)	1,000,000
5,250,000	A-1+	Verona, WI, Industrial Development Revenue, Latitude Corp. Project, LOC-US Bank NA, 2.590%, 9/1/05 (a)(b)	5,250,000
37,000,000	A-1	Wisconsin HEFA, AMBAC-Insured, 2.490%, 9/1/05 (a)	37,000,000
6,000,000	A-1+	Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Series A, SPA-Lloyds TSB Bank PLC, 2.400%, 9/7/05 (a)(b)	6,000,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2005 Annual Report	43

Schedule of Investments (August 31, 2005) (continued)
Face Amount	Rating‡	Security	Value

Wisconsin - 2.7% (continued)
		Wisconsin State HEFA Revenue, Gundersen Lutheran:
$2,800,000	A-1+	Series A, FSA-Insured, SPA-Dexia Public Finance Bank, 2.320%, 9/1/05 (a)	$2,800,000
3,225,000	A-1+	Series B, FSA-Insured, 2.320%, 9/1/05 (a)	3,225,000

		Total Wisconsin	61,220,000

Wyoming - 0.9%
9,415,000	A-1+	Lincoln County, WY PCR, Exxon Project C, 2.310%, 9/6/05 (a)	9,415,000
		Wyoming Community Development Authority, Housing Revenue:
5,000,000	A-1+	Series 4, SPA-WestLb AG, 2.530%, 9/1/05 (a)	5,000,000
5,000,000	A-1+	Series 8, SPA-WestLb AG, 2.530%, 9/1/05 (a)	5,000,000

		Total Wyoming	19,415,000

		TOTAL INVESTMENTS - 100.9% (Cost - $2,280,882,947#)	2,280,882,947
		Liabilities in Excess of Other Assets - (0.9)%	(19,718,320)

		TOTAL NET ASSETS - 100.0%	$2,261,164,627

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted. All ratings are unaudited.

(a)	Variable rate securities interest rate disclosed are those which are in effect at August 31, 2005. Maturity date shown is the date of the next interest rate reset date or actual maturity.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(c)	Rating by Fitch Ratings Service. All ratings are unaudited.

(d)	Rating by Moody’s Investors Service. All ratings are unaudited.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC	— Ambac Assurance Corporation
BAN	— Bond Anticipation Notes
COP	— Certificate of Participation
DFA	— Development Finance Agency
FGIC	— Financial Guaranty Insurance Company
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GO	— General Obligation
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
ISD	— Independent School District
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
MSTC	— Municipal Securities Trust Certificates
PART	— Partnership Structure
PCR	— Pollution Control Revenue
PSFG	— Permanent School Fund Guaranty
SPA	— Standby Bond Purchase Agreement
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TRAN	— Tax and Revenue Anticipation Notes

See pages 46 and 47 for definitions of ratings.

See Notes to Financial Statements.

44	Tax Free Reserves Portfolio 2005 Annual Report

Tax Free Reserves Portfolio (unaudited)

Summary of Investments by Industry*
General Obligations	17.8%
Education	16.6
Hospitals	14.8
Transportation	11.9
Housing: Multi-Family	8.5
Utilities	6.4
Industrial Development	6.2
Pollution Control	3.7
Housing: Single-Family	2.0
Water & Sewer	1.1
Public Facilities	0.9
Other	10.1

100.0%

*As a percentage of Total Investments

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2005 Annual Report	45

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC,
CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ca,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—

Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

46	Tax Free Reserves Portfolio 2005 Annual Report

Bond Ratings (unaudited) (continued)

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Fitch Ratings Service (“Fitch”) — Ratings from “AAA” to “CC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC
and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

MIG 1	—	Moody’s highest rating for issues having a demand feature—VRDO.
VMIG 1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Tax Free Reserves Portfolio 2005 Annual Report	47

Tax Free Reserves Portfolio

Statement of Assets and Liabilities (August 31, 2005)
ASSETS:
Investments, at amortized cost	$2,280,882,947
Cash	732,381
Receivable for securities sold	36,000,000
Interest receivable	9,147,544

Total Assets	2,326,762,872

LIABILITIES:
Payable for securities purchased	64,929,280
Management fee payable	250,658
Trustees’ fees payable	231,207
Accrued expenses	187,100

Total Liabilities	65,598,245

Total Net Assets	$2,261,164,627

REPRESENTED BY:
Paid-in capital	$2,261,164,627

See Notes to Financial Statements.

48	Tax Free Reserves Portfolio 2005 Annual Report

Tax Free Reserves Portfolio

Statement of Operations (For the year ended August 31, 2005)
INVESTMENT INCOME:
Interest (Note 1)	$41,336,903

EXPENSES:
Management fee (Note 2)	3,934,976
Custody and fund accounting fees	390,007
Legal fees	85,333
Trustees’ fees	62,517
Audit and tax	21,500
Shareholder reports	3,512
Miscellaneous expenses	4,421

Total Expenses	4,502,266
Less: Management fee waiver (Note 2)	(1,545,593)
Fees paid directly (Note 1d)	(3,510)

Net Expenses	2,953,163

Net Investment Income	38,383,740

Net Realized Loss on Investments	(132,355)

Increase in Net Assets From Operations	$38,251,385

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2005 Annual Report	49

Tax Free Reserves Portfolio

Statements of Changes in Net Assets (For the years ended August 31,)
	2005	2004

OPERATIONS:
Net investment income	$38,383,740	$14,932,298
Net realized loss	(132,355)	(43,456)

Increase in Net Assets From Operations	38,251,385	14,888,842

CAPITAL TRANSACTIONS:
Proceeds from contributions	9,060,663,346	6,546,018,606
Value of withdrawals	(8,353,002,415)	(6,556,217,111)

Increase (Decrease) in Net Assets From Capital Transactions	707,660,931	(10,198,505)

Increase in Net Assets	745,912,316	4,690,337

NET ASSETS:
Beginning of year	1,515,252,311	1,510,561,974

End of year	$2,261,164,627	$1,515,252,311

See Notes to Financial Statements.

50	Tax Free Reserves Portfolio 2005 Annual Report

Tax Free Reserves Portfolio

Financial Highlights
Years Ended August 31,	2005	2004	2003	2002	2001

Total Return(1)	1.88%	0.91%	1.17%	1.72%	3.56%

Net Assets, End of Year (millions)	$2,261	$1,515	$1,511	$1,465	$752

Ratios to Average
Net Assets:
Gross expenses	0.23%	0.23%	0.24%	0.24%	0.29%
Net expenses(2) (3)	0.15	0.15	0.15	0.15	0.15
Net investment income(3)	1.95	0.90	1.14	1.64	3.48

(1)	Performance figures may reflect voluntary fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers, total return would have been lower.

(2)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.15%.

(3)	The Portfolio’s Manager waived a portion of its management fees. Such waivers are voluntary and may be reduced or terminated at any time.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2005 Annual Report	51

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Tax Free Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as a no-load, non-diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

          The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          (a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

          (b) Investment Income and Expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

          (c) Income Taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

          (d) Fees Paid Indirectly. The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses in the Statement of Operations.

2. Management Agreement and Other Transactions with Affiliates

The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

          The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at an annual rate of 0.20% of the Funds’ average daily net assets. The management fee amounted to $3,934,976, of which $1,545,593 was voluntarily

52	Tax Free Reserves Portfolio 2005 Annual Report

Notes to Financial Statements (continued)

waived for the year ended August 31, 2005. Such waiver is voluntary and can be reduced or terminated at any time at the discretion of the Manager.

          Effective October 1, 2005, the Portfolio’s management fee will be reduced to 0.15% of the Portfolio’s average daily net assets.

          The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

          The Trustees of the Portfolio have adopted a Retirement Plan (the “Plan”) for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75. Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Portfolio or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Three former Trustees are currently receiving payments under the Plan. In addition two other former Trustees received a lump sum payment under the Plan. The Portfolio’s allocable share of the liability at the year ended August 31, 2005 was $230,401.

3. Investments

Purchases, maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $14,927,860,397 and $14,098,029,266, respectively, for the year ended August 31, 2005.

4. Federal Income Tax Basis of Investment Securities

The cost of investment securities owned at August 31, 2005, for federal income tax purposes, amounted to $2,280,882,947.

5. Regulatory Matters and Related Litigation

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC’’) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM’’) and Citigroup Global Markets Inc. (“CGMI’’) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

          The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act’’). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data’’), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money

Tax Free Reserves Portfolio 2005 Annual Report	53

Notes to Financial Statements (continued)

than before; and that Citigroup Asset Management (“CAM’’), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

          The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan prepared by Citigroup and submitted for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

          The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

          At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

          The Portfolio did not implement the contractual arrangement described above and will not receive any payments.

          Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGMI and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds, rescission of the Funds’ manage-

54	Tax Free Reserves Portfolio 2005 Annual Report

Notes to Financial Statements (continued)

ment and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of this report, CAM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

6. Other Matters

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason’’).

          As part of this transaction, Citi Fund Management Inc. (the “Manager’’), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Portfolio.

          The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

          Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Fund’s investment management agreement with the manager. Therefore, the Board of Trustees has approved a new investment management agreement between the Portfolio and the manager to become effective upon the closing of the sale to Legg Mason. The new investment management agreement contract has been presented to the shareholders of the fund for their approval.

7. Subsequent Event

The Portfolio has received information from Citigroup Asset Management (“CAM”) concerning Citi Fund Management Inc. (“CFM”), an investment advisory company that is part of CAM. The information received from CAM is as follows:

          On September 16, 2005, the staff of the Securities and Exchange Commission (the “Commission”) informed CFM that the staff is considering recommending that the Commission institute administrative proceedings against SBFM for alleged violations of Sections 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection undertaken by the Commission and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from CFM.

          Although there can be no assurance, CFM believes that this matter is not likely to have a material adverse effect on the Portfolio or CFM’s ability to perform investment advisory services relating to the Fund.

          The Commission staff’s recent notification will not affect the sale by Citigroup Inc. of substantially all of CAM’s worldwide business to Legg Mason, Inc., which Citigroup continues to expect will occur in the fourth quarter of this year.

Tax Free Reserves Portfolio 2005 Annual Report	55

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Investors
Tax Free Reserves Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax Free Reserves Portfolio (a New York Trust) as of August 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2005 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Free Reserves Portfolio as of August 31, 2005, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 21, 2005

56	Tax Free Reserves Portfolio 2005 Annual Report

Board Approval of Management Agreement (unaudited)

Background

The members of the Board of Tax Free Reserves Portfolio (the “Portfolio”), including the Portfolio’s Board members that are not considered to be “interested persons” under the Investment Company Act of 1940, as amended (the “Independent Board Members”), received information from the Portfolio’s manager (the “Manager”) to assist them in their consideration of the Portfolio’s management agreement (the “Management Agreement”). The Board received and considered a variety of information about the Manager, as well as the advisory and placement arrangements for the Portfolio and advisory and distribution arrangements for the other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Portfolio’s U.S. shareholders are Citi Institutional Tax Free Reserves and Citi Tax Free Reserves, so-called Feeder Funds (the “Feeder Funds”), whose investment objectives and policies are the same as those of the Portfolio (this investment structure is commonly referred to as a master-feeder structure). The presentation made to the Board encompassed the Portfolio and all the funds for which the Board has responsibility. The discussion below covers both advisory and administrative functions being rendered by the Manager, each function encompassed by the Management Agreement.

Board Approval of Management Agreement

In approving the Management Agreement, the Portfolio’s Board, including the Independent Board Members, considered the factors below. In all of the Board’s considerations with respect to the approval of the Management Agreement, the Board was mindful of the proposed acquisition of the Manager by Legg Mason, Inc.

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Portfolio by the Manager under the Management Agreement during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Portfolio’s affairs and the Manager’s role in coordinating the activities of the Portfolio’s other service providers. The Board’s evaluation of the services provided by the Manager took into account the Board’s knowledge and familiarity gained as Board members of funds in the Citigroup Asset Management (“CAM”) fund complex, including the scope and quality of the Manager’s investment management and other capabilities and the quality of its administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Portfolio’s expanded compliance programs. The Board also considered the Manager’s response to recent regulatory compliance issues affecting it and the CAM fund complex. The Board reviewed information received from the Manager regarding the Portfolio’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

          The Board reviewed the qualifications, backgrounds and responsibilities of the Portfolio’s senior personnel and the portfolio management team primarily responsible for the day-to-

Tax Free Reserves Portfolio 2005 Annual Report	57

Board Approval of Management Agreement (unaudited) (continued)

day portfolio management of the Portfolio. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the CAM fund complex. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to CAM and its parent organization, Citigroup Inc.

          The Board also considered the Manager’s brokerage policies and practices, the standards applied in seeking best execution, the use of a broker affiliated with the Manager and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes and portfolio manager compensation plan.

          The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement were acceptable.

Portfolio Performance

The Board received and considered performance information for the Portfolio as well as for groups of funds (the “Performance Universes”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. This information was included within performance information presented for each Feeder Fund. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Portfolio with the funds included in the relevant Performance Universe. The Board noted that each Feeder Fund’s performance was the same as the performance of the Portfolio (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s conclusions regarding the Portfolio’s performance. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Portfolio’s performance against its benchmark(s).

          With respect to Feeder Fund Citi Institutional Tax Free Reserves, the information comparing such Feeder Fund’s performance to that of its Performance Universe, consisting of all funds classified as “institutional tax-exempt money market funds” by Lipper, showed, among other data, that such Feeder Fund’s performance for the 1-, 3- and 5-year periods ended March 31, 2005 was better than the median. With respect to Feeder Fund Citi Tax Free Reserves, the information comparing such Feeder Fund’s performance to that of its Performance Universe, consisting of all other retail funds classified as “tax-exempt money market funds” by Lipper, showed, among other data, that such Feeder Fund’s performance for the 1- and 10-year periods ended March 31, 2005 was within the median range while the performance for the 3- and 5-year periods ended March 31, 2005 was better than the median.

          Based on their review, which included careful consideration of all of the factors noted above, the Board concluded that the Portfolio’s performance was satisfactory.

Management Fees and Expense Ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Portfolio to the Manager in light of the nature, extent and quality of the management services provided by the Manager. The Board also reviewed

58	Tax Free Reserves Portfolio 2005 Annual Report

Board Approval of Management Agreement (unaudited) (continued)

and considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Portfolio and considered the actual fee rate (after taking waivers and reimbursements into account) (the “Actual Management Fee”) and that the Manager had agreed to continue its fee waivers and reimbursements until further notice.

     Additionally, the Board received and considered information comparing each Feeder Fund’s Contractual Management Fees and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The expense comparisons compared each Feeder Fund to funds similar in size to the Portfolio, and the Board noted that the assets of Citi Institutional Tax Free Reserves represent a significant portion of the Portfolio’s assets, while the assets of Citi Tax Free Reserves represent a small portion of the Portfolio’s assets. The Board noted that each Feeder Fund’s expense information reflected both management fees and total expenses payable by such Feeder Fund as well as management fees and total expenses payable by the Portfolio, and was therefore relevant to the Board’s conclusions regarding the Portfolio’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Portfolio including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in scope of services provided to the Portfolio and to these other clients, noting that the Portfolio is provided with administrative services, office facilities, Portfolio officers (including the Portfolio’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Portfolio by other Portfolio providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a proposed framework of fees based on asset classes.

     Management also discussed with the Board the Portfolio’s placement arrangements. The Board noted that beneficial interests in the Portfolio are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended, and that the exclusive placement agent for the Portfolio is Citigroup Global Markets Inc., which receives no compensation for serving in that capacity.

     With respect to Feeder Fund Citi Institutional Tax Free Reserves, whose assets represent a significant portion of the Portfolio’s assets, the information comparing such Feeder Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of a group of the funds (including such Feeder Fund) classified as “institutional tax-exempt money market funds” and chosen to be comparable to such Feeder Fund by Lipper, showed that such Feeder Fund’s Contractual Management Fee was equal to the median of the management fees paid by the other funds in the Expense Group and that the Actual Management Fee, which reflects a fee waiver, was better than the median of its Expense Group. The Board noted that such Feeder Fund’s actual total expense ratio was better than the median of its Expense Group. The Board also took into account

Tax Free Reserves Portfolio 2005 Annual Report	59

Board Approval of Management Agreement (unaudited) (continued)

that the Manager had agreed to reduce the Contractual Management Fee at the Portfolio level, effective October 1, 2005. The Board also noted that the Manager was continuing its voluntary waiver until further notice, resulting in the same net effective fee as currently in place for the Portfolio.

     Taking all of the above into consideration, the Board determined that the Management Fee payable by the Portfolio was reasonable in light of the nature, extent and quality of the services provided to the Portfolio under the Management Agreement.

Manager Profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Portfolio. The Board also received profitability information with respect to the CAM fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Manager’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Portfolio and the type of fund.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Portfolio’s assets grow. The Board noted that management had agreed to reduce the Contractual Management Fee at the Portfolio level effective October 1, 2005. The Board also noted that, with respect to Citi Institutional Tax Free Reserves, the Manager had agreed to institute breakpoints in the management agreement effective October 1, 2005, that such Feeder Fund’s asset would exceed the proposed breakpoints and, as a result, such Feeder Fund and its shareholders would realize the benefit of a lower total expense ratio than if no breakpoints had been in place.

     The Board noted that, with respect to Citi Tax Free Reserves, the Manager had agreed to institute breakpoints in the management fee effective October 1, 2005 and that such Contractual Management Fee accordingly reflects the potential for reducing the Contractual Management Fee as the Feeder Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s assets levels. The Board noted that such Feeder Fund had not yet reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered.

     The Board noted that as the Portfolio’s assets have increased over time, certain expenses, such as fees for Board members, auditors and legal fees, become a smaller percentage of overall assets. The Board determined that the management fee structure was reasonable.

Other Benefits to the Manager

The Board considered other benefits received by the Manager and its affiliates as a result of their relationship with the Portfolio, including the opportunity to offer additional products and services to Portfolio shareholders.

60	Tax Free Reserves Portfolio 2005 Annual Report

Board Approval of Management Agreement (unaudited) (continued)

     In light of the costs of providing investment management and other services to the Portfolio and the Manager’s ongoing commitment to the Portfolio, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

     In light of all of the foregoing, the Board approved the Management Agreement to continue for another year.

     No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement, and each Board Member attributed different weight to the various factors. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Board discussed the proposed continuance of the Management Agreement in private sessions with their independent legal counsel at which no representatives of the Manager were present.

Tax Free Reserves Portfolio 2005 Annual Report	61

Additional Information (unaudited)

Information about Trustees and Officers

The business and affairs of the Tax Free Reserves Portfolio (“Portfolio”) are managed under the direction of the Portfolio’s Board of Trustees. Information pertaining to the Trustees and officers of the Portfolio is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Portfolio Trustees and is available, without charge, upon request by calling 1-800-451-2010.

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

Non-Interested Trustees:
Elliott J. Berv c/o R. Jay Gerken Citigroup Asset Management (“CAM”) 399 Park Avenue New York, NY 10022 Birth Year: 1943	Trustee	Since 2001	Executive Vice President and Chief Operations Officer, DigiGym Systems (on-line personal training systems) (since 2001); Consultant Catalyst (Consulting) (since 1984); Chief Executive Officer, Motorcity USA (motorsport racing) (Since 2004)	37

Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (since 2001); Director, Lapoint Industries (industrial filter company) (since 2002); Director, Alzheimer’s Association (New England Chapter) (since 1998)

Donald M. Carlton c/o R. Jay Gerken CAM 399 Park Avenue New York, NY 10022 Birth Year: 1937	Trustee	Since 2001	Consultant, URS Corporation (engineering) (since 1999); former Chief Executive Officer, Radian International LLC (engineering) (from 1996 to 1998), Member of the Management Committee, Signature Science (research and development) (since 2000)	32

Director, Tempe-Inland (forest products) (since 2003); Director, American Electric Power Co. (electric utility) (since 1999); Director, National Instruments Corp. technology) (since 1994); former Director, Valero Energy (petroleum refining) (since 2003)

A. Benton Cocanougher c/o R. Jay Gerken CAM 399 Park Avenue New York, NY 10022 Birth Year: 1938	Trustee	Since 2001	Dean Emeritus and Professor, Texas A&M University (since 2004); former Interim Chancellor, Texas A&M University System (from 2003 to 2004); former SpecialAdvisor to the President, Texas A&M University (from 2002-2003); former Dean Emeritus and Wiley Professor, Texas A&M University (from 2001 to 2002); former Dean and Professor of Marketing, College and Graduate School of Business of Texas A&M University (from 1987 to 2001)	32	None

62	Tax Free Reserves Portfolio 2005 Annual Report

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

Non-Interested Trustees:
Mark T. Finn c/o R. Jay Gerken CAM 399 Park Avenue New York, NY 10022 Birth Year: 1943	Trustee	Since 2001

Adjunct Professor, College of William & Mary (since 2002); Principal/Member, Balvan Partners (investment management) (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment advisory and consulting firm) (since 1988); former Vice Chairman and Chief Operating Officer, Lindner Asset Management Company (mutual fund company) (1988 to 2001); former General Partner and Shareholder, Greenwich Ventures LLC (investment partnership) (from 1996 to 2001); former President, Secretary and Owner, Phoenix Trading Co. (commodity trading advisory firm) (from 1997 to 2000)

				37	Former President and Director, Delta Financial, Inc. (investment advisory firm) (from 1983 to 1999)

Stephen Randolph Gross c/o R. Jay Gerken CAM 399 Park Avenue New York, NY 10022 Birth Year: 1947	Trustee	Since 2001	Chairman, HLB Gross Collins, PC (accounting and consulting firm (since 1979); Treasurer, Coventry Limited, Inc. (Senior Living Facilities) (since 1985); former Managing Director, Fountainhead Ventures, LLC (technology accelerator) (from 1998 to 2003); former Treasurer, Hank Aaron Enterprises (fast food franchise) (from 1985 to 2001); former Partner, Capital Investment Advisory Partners (leverage buyout consulting) (from 2000 to 2002); former Sercretary, Carint N.A. (manufacturing) (from 1998 to 2002)	37

Director, Andersen Calhoun (assisted living) (since 1987); former Director, Yu Save, Inc. (internet company) (from 1998 to 2000); former Director, Hotpalm.com, Inc. (wireless applications) from 1998 to 2000); former Director, United Telesis, Inc. (telecommunications) (from 1997 to 2002); former Director ebank.com, Inc. (from 1997 to 2004)

Tax Free Reserves Portfolio 2005 Annual Report	63

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

Non-Interested Trustees:
Diana R. Harrington c/o R. Jay Gerken CAM 399 Park Avenue New York, NY 10022 Birth Year: 1940	Trustee	Since 1992	Professor, Babson College (since 1993)	37	None

Susan B. Kerley c/o R. Jay Gerken CAM 399 Park Avenue New York, NY10022 Birth Year: 1951	Trustee	Since 1992	Consultant, Strategic Management Advisors, LLC (investment consulting) (since 1990)	37	Chairperson and Independent Board Member of Eclipse Fund, Inc. and Eclipse Funds (which trade as Mainstay Funds) (currently supervises 16 investment companies in the fund complex)

Alan G. Merten c/o R. Jay Gerken CAM 399 Park Avenue New York, NY 10022 Birth Year: 1941	Trustee	Since 2001	President, George Mason University (since 1996).	32	Director, Xybernaut Corporation (information technology) (since 2004); Director, Digital Net Holdings, Inc. (since 2003); Director, Comshare, Inc. (information technology) (from 1985 to 2003)

R. Richardson Pettit c/o R. Jay Gerken CAM 399 Park Avenue New York, NY 10022 Birth Year: 1942	Trustee	Since 2001	Professor of Finance, University of Houston (from 1977 to 2002); Independent Consultant (since 1984).	32	None

Interested Trustee:
R. Jay Gerken, CFA** CAM 399 Park Avenue New York, NY 10022 Birth Year: 1951	Chairman, President, and Chief Executive Officer	Since 2002	Managing Director of CGM; Chairman, President, Chief Executive Officer and Director SBFM, and CFM; President and Chief Executive Officer of certain mutual funds associated with Citigroup Inc. (“Citigroup”); formerly Portfolio Manager of Smith Barney Allocation Series, Inc. (from 1996 to 2001) and Smith Barney Growth and Income Fund (from 1996 to 2000); formerly Chairman, President and Chief Executive Officer of Travelers Investment Adviser, Inc. (“TIA”) (from 2002 to 2005)	171	N/A

64	Tax Free Reserves Portfolio 2005 Annual Report

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

Officers:
Andrew B. Shoup CAM 125 Broad Street New York, NY 10004 Birth Year: 1956	Senior Vice President and Chief Administrative Officer	Since 2003

Director of CAM; Senior Vice President and Chief Administrative Officer of mutual funds associated with Citigroup; Treasurer of certain mutual funds associated with Citigroup; Head of International Funds Administration of CAM (from 2001 to 2003); Director of Global Funds Administration of CAM (from 2000 to 2001); Head of U.S. Citibank Funds Administration of CAM (from 1998 to 2000)

				N/A	N/A

Frances M. Guggino CAM 125 Broad Street New York, NY 10004 Birth Year: 1957	Chief Financial Officer and Treasurer Controller	Since 2004 2002-2004	Director of CGM; Chief Financial Officer and Treasurer of certain mutual funds associated with Citigroup; Controller of certain mutual funds associated with Citigroup	N/A	N/A

Andrew Beagley CAM 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1962	Chief Anti-Money Laundering Compliance Officer Chief Compliance Officer	Since 2002 Since 2004

Director of CGM (since 2000); Director of Compliance, North America (since 2000); Chief Anti-Money Laundering Compliance Officer and Chief Compliance Officer of certain mutual funds associated with Citigroup; Director of Compliance, Europe, the Middle East and Africa, CAM (from 1999 to 2000); Chief Compliance Officer of Salomon Brothers Asset Management Limited, Smith Barney Global Capital Management Inc.; formerly Chief Compliance Officer of TIA (from 2002 to 2005)

				N/A	N/A

Wendy S. Setnicka CAM 125 Broad Street New York, NY 10004 Birth Year: 1964	Controller	Since 2004	Vice President of CAM; (since 2003); Controller of certain mutual funds associated with Citigroup;Assistant Controller of CAM (from 2002 to 2004); Accounting Manager of CAM (from 1998 to 2002)	N/A	N/A

Tax Free Reserves Portfolio 2005 Annual Report	65

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

Officers:
Robert I. Frenkel CAM 300 First Stamford Place Stamford, CT 06902 Birth Year: 1954	Secretary Chief Legal Officer	Since 2002 Since 2003

Managing Director and General Counsel, Global Mutual Funds for CAM and its predecessor (since 1994); Secretary of CFM (from 2001 to 2004); Secretary and Chief Legal Officer of mutual funds associated with Citigroup Inc.

				N/A	N/A

*	Each Trustee and Officer serves until his or her successor has been duly elected and qualified.

**	Mr. Gerken is a Trustee who is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Manager and certain of its affiliates.

66	Tax Free Reserves Portfolio 2005 Annual Report

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CitiSM Tax Free Reserves

TRUSTEES
 Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, CFA*
Chairman
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

 OFFICERS*
 R. Jay Gerken, CFA
President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President
and Chief Administrative Officer

Frances M. Guggino
Chief Financial Officer and
Treasurer

Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer and
Chief Compliance Officer

Wendy S. Setnicka
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

* Affiliated Person of Investment Manager

INVESTMENT MANAGER
(OF TAX FREE RESERVES
PORTFOLIO)
 Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

 DISTRIBUTOR
 Citigroup Global Markets Inc.

 TRANSFER AGENT
 Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

 SUB-TRANSFER AGENT
 PFPC Inc.
P.O. Box 9699
Providence, RI 02940-9699

 SUB-TRANSFER AGENT
AND CUSTODIAN
 State Street Bank and Trust
     Company
225 Franklin Street
Boston, MA 02110

 INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
 KPMG LLP
345 Park Avenue
New York, NY 10154

 LEGAL COUNSEL
 Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is submitted for the general information of the shareholders of Citi Tax Free Reserves.

©2005 Citicorp
Citigroup Global Markets Inc.

CFA/RTF/805 05-9170

citigroup asset management

CitiFunds Trust III
Citi[SM] Tax Free Reserves

The Fund is a separate investment fund of the CitiFunds Trust III, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with Securities Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-625-4554.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-625-4554, (2) on the Fund's website at www.citigroupam.com and (3) on the SEC's website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen Randolph
Gross, the Chairman of the Board’s Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to
Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Gross as the Audit Committee’s financial expert.
Mr. Gross is an “independent” Trustee pursuant to paragraph (a)(2)
of Item 3 to Form N-CSR.

ITEM 4.	Principal Accountant Fees and Services

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending
August 31, 2004 and August 31, 2005 (the "Reporting Periods") for
professional services rendered by the Registrant's principal accountant (the
"Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $19,000 in 2004 and $19,000 in 2005.

b) Audit-Related Fees. There were no fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4.
In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Tax Free Reserves Portfolio (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $2,500 in 2004 and $2,500 in 2005.
These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the
Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Tax Free Reserves
Portfolio.

All Other Fees. There were no other non-audit services rendered by the
Auditor to Smith Barney Fund Management LLC (“SBFM”), and any entity controlling, controlled by or under common control with SBFM that provided ongoing services to Tax Free Reserves Portfolio requiring pre-
approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the
Board of each registered investment company (the “Fund”) advised by
Smith Barney Fund Management LLC or Salomon Brothers Asset
Management Inc. or one of their affiliates (each, an “Adviser”)
requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund.
The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the
Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services
(including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports;
(iv) actuarial services; (v) internal audit outsourcing services; (vi)
management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the
Public Company Accounting Oversight Board determines, by
regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund
(“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to
(a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Tax Free Reserves Portfolio, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related
Fees were 100% and 100% for 2004 and 2005; Tax Fees were 100%
and 100% for 2004 and 2005; and Other Fees were 100% and 100%
for 2004 and 2005.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Tax
Free Reserves Portfolio and CAM and any entity controlling,
controlled by, or under common control with CAM that provides ongoing services to Tax Free Reserves Portfolio during the reporting period were $0 in 2005 for fees related to the transfer agent matter as fully described in the notes the financial statements titled “additional information” and $75,000 for 2004.

(h) Yes. The Tax Free Reserves Portfolio‘s Audit Committee has
considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the
Accountant's independence. All services provided by the Auditor to the Tax Free Reserves Portfolio or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s
disclosure controls and procedures (as defined in Rule 30a-
3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure
required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b)
under the 1940 Act and 15d-15(b) under the Securities Exchange
Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under
the 1940 Act) that occurred during the registrant’s last
fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(b) Attached hereto.

	Exhibit 99.CERT	Certifications pursuant to section 302 of
the Sarbanes-Oxley Act of 2002

	Exhibit 99.906CERT	Certifications pursuant to Section 906 of
the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Tax Free Reserves Portfolio

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Tax Free Reserves Portfolio

Date:	January 5, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Tax Free Reserves Portfolio

Date:	January 5, 2006

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Tax Free Reserves Portfolio

Date:	January 5, 2006